Basis of Preparation	12 Months Ended
Jul. 31, 2022
Basis Of Presentation [Abstract]
Basis of Preparation

3. Basis of Preparation

i. Statement of Compliance

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards ("IFRS") as issued by the International Accounting Standards Board ('IASB").

These consolidated financial statements were approved and authorized for issue by the Board of Directors on October 31, 2022.

ii. Basis of Measurement

The consolidated financial statements have been prepared on a historical cost basis except for certain financial instruments which are measured at fair value, biological assets carried at fair value less cost to sell, and assets held for sale measured at the lower of carrying amount and fair value less costs to sell as detailed in the Company's accounting policies.

iii. Functional and Presentation Currency

The consolidated financial statements are presented in Canadian dollars, which is the parent's functional currency. Each entity within the Company determines its own functional currency based on the primary economic environment in which it operates.

Basis of Consolidation

SUBSIDIARIES

Subsidiaries are entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity and be exposed to, or have rights to, the variable returns from its activities. The financial statements of subsidiaries are consolidated from the date that control commences until the date that control ceases. All intercompany transactions, balances, and unrealized gains and losses are eliminated upon consolidation.

Non-controlling interest ("NCI") represents the portion of equity ownership in subsidiaries not attributable to the Company's shareholders. NCI is initially measured as the proportionate share of its interest in the acquiree's identifiable net assets as at the date of acquisition and subsequently adjusted for the proportionate share of net earnings and other comprehensive income (loss) attributable to the NCI, as well as any dividends or distributions paid to the NCI. Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of loss and comprehensive loss, statements of changes in equity and balance sheets respectively.

Principal Operating Subsidiaries	Jurisdiction	Interest Held	Principal Activity
HEXO Operations Inc.	Quebec, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

HEXO USA Inc.	Delaware, USA	100%	To facilitate expansion into the US market.

5048963 Ontario Inc. (Redecan)	Ontario, Canada	100%	To produce and sell cannabis and cannabis products under the Cannabis Act.

JOINT ARRANGEMENTS AND ASSOCIATES

Investments in joint arrangements are classified as either joint operations or joint ventures. The classification depends on the contractual rights and obligations of each investor, rather than the legal structure of the joint arrangement.

Associates

Associates are all entities over which the Company has significant influence but not control or joint control. This is generally the case where the Company holds between 20% and 50% of the voting rights. Investments in associates are accounted for using the equity method of accounting (see "Equity Method" below), after initially being recognized at cost.

The following associates are significant to the Company:

Significant associates	Jurisdiction	Interest Held	Principal Activity
Truss Limited Partnership ("Truss LP")	Ontario, Canada	42.5%	To pursue opportunities to develop non- alcoholic, cannabis infused beverages for the Canadian market.

Truss CBD USA LLP ("Truss CBD US")	Colorado USA	42.5%	To explore opportunities for non-alcoholic hemp derived CBD beverages in the State of Colorado.

EQUITY METHOD

Under the equity method of accounting, investments in associate and joint ventures are initially recognized at cost and adjusted thereafter to   recognize the Company’s share of the post-acquisition profits or losses of the investee in profit or loss, and the Company’s share of movements in other comprehensive income of the investee in other comprehensive income. Dividends received or receivable from associates and joint ventures are recognized as a reduction in the carrying amount of the investment.

Where the Company’s share of losses in an equity-accounted investment equals or exceeds its interest in the  entity, including any other unsecured long-term receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the other entity.

Unrealized gains on transactions between the Company and its associates and joint ventures are eliminated to the extent of the Company’s interest in these entities. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. Accounting policies of equity-accounted investees have been changed where necessary to ensure consistency with the policies adopted by the Company.

The carrying amount of equity-accounted investments is tested for impairment in accordance with the policy described in note 4(k).

CHANGE IN OWNERSHIP

When the Company ceases to consolidate or equity account for an investment because of a loss of control, joint control or significant influence, any retained interest in the entity is remeasured to its fair value, with the change in carrying amount recognized in profit or loss. This fair value becomes the initial carrying amount for the purposes of subsequently accounting for the retained interest as an associate, joint venture or financial asset. In addition, any amounts previously recognized in other comprehensive income in respect of that entity are accounted for as if the group had directly disposed of the related assets or liabilities. This may mean that amounts previously recognized in other comprehensive income are reclassified to profit or loss

On June 17, 2022, the Company lost control of Zenabis Global Inc. and certain of its subsidiaries ("Zenabis") when it filed to commence proceedings under the Companies' Creditors Arrangement Act (CCAA) (Note 15).

OPERATING SEGMENTS

An operating segment is a component of the Company for which discrete financial information is available and whose operating results are regularly reviewed by the entity's chief operating decision maker (CODM), the board of directors, to make decisions about resources to be allocated to the segment and assess its performance, and that engages in business activities from which it may earn revenue and incur expenses. The Company only has one operating segment.